UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CUTLER INVESTMENT COUNSEL, LLC
Address: 525 Bigham Knoll
         Jacksonville, OR 97530

13F File Number:  28-05706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew C. Patten
Title:     President
Phone:     541-770-9000

Signature, Place, and Date of Signing:

     /s/  Matthew C. Patten     Jacksonville, OR     May 11, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     50

Form13F Information Table Value Total:     $130,025 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMER EXPRESS                   COM              025816109     4028    69614 SH       SOLE                    68839
ARCHER-DANIELS-MID             COM              039483102     2420    76431 SH       SOLE                    75461
AT&T INC                       COM              00206R102     2655    85002 SH       SOLE                    84112
BECTON DICKINSON               COM              075887109     2328    29980 SH       SOLE                    29590
BRISTOL MYERS SQUIBB CO        COM              110122108     3104    91959 SH       SOLE                    90979
CATERPILLAR INC                COM              149123101     2966    27849 SH       SOLE                    27514
CHEVRON CORP                   COM              166764100     3748    34959 SH       SOLE                    34599
CHUBB CORP COM                 COM              171232101     3192    46185 SH       SOLE                    45695
CONOCOPHILLIPS                 COM              20825C104     3007    39565 SH       SOLE                    39175
DISNEY (WALT)                  COM              254687106     3075    70231 SH       SOLE                    69446
DU PONT E I DE NEMOURS COM     COM              263534109     3622    68462 SH       SOLE                    67592
EMERSON ELECTRIC               COM              291011104     2629    50388 SH       SOLE                    49858
EXXON MOBIL CORP               COM              30231G102     3880    44739 SH       SOLE                    44374
HOME DEPOT, INC.               COM              437076102     3473    69026 SH       SOLE                    68266
HONEYWELL INTL INC COM         COM              438516106     2707    44341 SH       SOLE                    43831
INTEL CORP                     COM              458140100     3446   122565 SH       SOLE                   121185
INTERNATIONAL BUS MACH COM     COM              459200101     4752    22777 SH       SOLE                    22517
JOHNSON & JOHNSON              COM              478160104     2586    39201 SH       SOLE                    38781
KIMBERLY CLARK                 COM              494368103     2405    32548 SH       SOLE                    32178
M&T BANK CORP                  COM              55261F104     2831    32590 SH       SOLE                    32240
MCDONALD'S CORP                COM              580135101     3564    36330 SH       SOLE                    35940
MCGRAW-HILL                    COM              580645109      214     4425 SH       SOLE                     4425
MERCK & CO INC COM             COM              58933Y105     2854    74313 SH       SOLE                    73488
MONSANTO CO NEW COM            COM              61166W101     2103    26370 SH       SOLE                    26370
NATIONAL FUEL GAS              COM              636180101     2122    44107 SH       SOLE                    43617
NORDSTROM                      COM              655664100     3678    66011 SH       SOLE                    65301
NORFOLK SOUTHERN CORP COM      COM              655844108      217     3300 SH       SOLE                     3300
NUCOR CORP COM                 COM              670346105     1994    46417 SH       SOLE                    45882
PEPSICO INC                    COM              713448108     2494    37583 SH       SOLE                    37183
PFIZER INC                     COM              717081103      264    11672 SH       SOLE                    11672
PNC FINL SVCS GROUP COM        COM              693475105      310     4800 SH       SOLE                     4800
PROCTER & GAMBLE               COM              742718109     2478    36868 SH       SOLE                    36518
SCHWAB CHARLES CP NEW COM      COM              808513105     2471   171947 SH       SOLE                   170097
SYSCO CORP                     COM              871829107     2059    68964 SH       SOLE                    68084
TEXAS INSTRUMENTS              COM              882508104     3369   100227 SH       SOLE                    99047
UNION PACIFIC                  COM              907818108     3291    30621 SH       SOLE                    30241
UNITED TECHNOLOGIES            COM              913017109     3261    39318 SH       SOLE                    38898
VERIZON COMMUNICATIONS INC     COM              92343V104     2965    77547 SH       SOLE                    76772
ISHARES 1-3 YR CORP            OTHER            464288646     4171    39692 SH       SOLE                    39511
ISHARES TR BARCLYS TIPS BD     OTHER            464287176     1188    10099 SH       SOLE                    10024
ISHARES TR DJ SEL DIV INX      OTHER            464287168      890    15900 SH       SOLE                    15900
ISHARES TR HIGH YLD CORP       OTHER            464288513     1890    20836 SH       SOLE                    20836
VANGUARD BD INDEX FD SHORT TRM OTHER            921937827     1540    19030 SH       SOLE                    18796
VANGUARD BD INDEX FD TOTAL BND OTHER            921937835     1035    12422 SH       SOLE                    12369
VANGUARD INDEX FDS MID CAP ETF OTHER            922908629     1982    24301 SH       SOLE                    24301
VANGUARD INDEX FDS REIT ETF    OTHER            922908553     2008    31551 SH       SOLE                    31271
WISDOMTREE TRUST EARNING 500 F OTHER            97717W588     5978   120945 SH       SOLE                   120535
WISDOMTREE TRUST EMRG MKT HGHY OTHER            97717W315     3654    63432 SH       SOLE                    63432
WISDOMTREE TRUST INTL LRGCAP D OTHER            97717W794     5348   124084 SH       SOLE                   123725
WISDOMTREE TRUST SMLCAP EARN F OTHER            97717W562     1358    23906 SH       SOLE                    23906